Maturity of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Maturity of Financial Assets and Liabilities [Abstract]
MATURITY OF FINANCIAL ASSETS AND LIABILITIES

NOTE 19

MATURITY OF FINANCIAL ASSETS AND LIABILITIES

As of December 31, 2020 and 2019, the detail of the maturities of assets and liabilities is as follows:

As of December 31, 2020	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	2,803,288	-	-	-	2,803,288	-	-	-	-	2,803,288
Cash items in process of collection	452,963	-	-	-	452,963	-	-	-	-	452,963
Financial assets held for trading	-	680	2,630	499	3,809	633	18,257	111,019	129,909	133,718
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	385,231	401,486	795,881	1,582,598	1,723,334	1,692,142	4,034,011	7,449,487	9,032,085
Loans and accounts receivables at amortized cost (*)	170,214	1,246,271	1,443,659	3,664,841	6,524,985	3,659,994	293,785	23,861,129	27,814,908	34,339,893
Loans and account receivable at FVOCI (**)				5,405	5,405		16,243	49,037	65,280	70,685
Debt instruments at FVOCI	-	1,006,983	493	188,977	1,196,453	205,150	2,378,752	3,382,187	5,966,089	7,162,542
Equity instruments at FVOCI	-	-	-	-	-	-	-	548	548	548
Guarantee deposits (margin accounts)	608,359	-	-	-	608,359	-	-	-	-	608,359
Total financial assets	4,034,824	2,639,165	1,848,268	4,655,603	13,177,860	5,589,111	4,399,179	31,437,931	41,426,221	54,604,081

Financial liabilities
Deposits and other demand liabilities	14,560,893	-	-	-	14,560,893	-	-	-	-	14,560,893
Cash items in process of being cleared	361,631	-	-	-	361,631	-	-	-	-	361,631
Obligations under repurchase agreements	-	969,808	-	-	969,808	-	-	-	-	969,808
Time deposits and other time liabilities	159,918	5,843,682	2,912,985	1,434,246	10,350,831	163,053	44,384	23,523	230,960	10,581,791
Financial derivative contracts	-	386,690	445,376	931,358	1,763,424	1,552,482	1,708,509	3,994,245	7,255,236	9,018,660
Interbank borrowings	16,832	238,414	222,992	855,434	1,333,672	1,140,426	3,854,501	-	4,994,927	6,328,599
Issued debt instruments	-	344,732	447,117	343,156	1,135,005	1,813,341	2,499,560	2,756,271	7,069,172	8,204,177
Lease liabilities	144,478	38,148	1,375	27	184,028	89	105	96	290	184,318
Other financial liabilities	-	-	-	25,526	25,526	44,933	35,679	43,447	124,059	149,585
Guarantees received (margin accounts)	624,205	-	-	-	624,205	-	-	-	-	624,205
Total financial liabilities	15,867,957	7,821,474	4,029,845	3,589,747	31,309,023	4,714,324	8,142,738	6,817,582	19,674,644	50,983,667

(*)	Loans and accounts receivables at amortized cost are presented on a gross basis, the amount of allowance is Ch$1,036,793 million.

(**)	Loans and accounts receivables at FVOCI are presented on a gross basis, the amount of allowance is Ch$1,354 million.

As of December 31, 2019	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	3,554,520	-	-	-	3,554,520	-	-	-	-	3,554,520
Cash items in process of collection	355,062	-	-	-	355,062	-	-	-	-	355,062
Financial assets held for trading	-	38,644	-	645	39,289	181,705	37,659	11,551	230,915	270,204
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	371,775	400,196	1,543,446	2,315,417	1,383,493	1,346,329	3,103,369	5,833,191	8,148,608
Loans and accounts receivables at amortized cost (*)	296,461	2,963,578	2,400,909	5,511,374	11,172,322	5,706,433	4,093,147	11,699,613	21,499,193	32,671,515
Loans and account receivable at FVOCI (**)	-	-	-	5,953	5,953	-	-	60,213	60,213	66,166
Debt instruments at FVOCI	-	1,131,500	3,752	52,130	1,187,382	508,596	725,419	1,588,875	2,822,890	4,010,272
Equity instruments at FVOCI	-	-	-	-	-	-	-	482	482	482
Guarantee deposits (margin accounts)	314,616	-	-	-	314,616	-	-	-	-	314,616
Total financial assets	4,520,659	4,505,497	2,804,857	7,113,548	18,944,561	7,780,227	6,202,554	16,464,103	30,446,884	49,391,445

Financial liabilities
Deposits and other demand liabilities	10,297,432	-	-	-	10,297,432	-	-	-	-	10,297,432
Cash items in process of being cleared	198,248	-	-	-	198,248	-	-	-	-	198,248
Obligations under repurchase agreements	-	380,055	-	-	380,055	-	-	-	-	380,055
Time deposits and other time liabilities	142,273	5,184,567	4,905,414	2,417,703	12,649,957	357,856	163,121	21,883	542,860	13,192,817
Financial derivative contracts	-	422,749	427,825	951,684	1,802,258	1,253,280	1,180,948	3,154,168	5,588,396	7,390,654
Interbank borrowings	94	363,560	624,167	1,141,824	2,129,645	387,936	2,237	-	390,173	2,519,818
Issued debt instruments	-	285,159	759,519	1,044,674	2,089,352	2,394,850	2,042,292	2,974,229	7,411,371	9,500,723
Lease liabilities	-	-	-	26,061	26,061	45,978	36,393	50,062	132,433	158,494
Other financial liabilities	161,021	5,155	30,969	28,888	226,033	83	99	143	325	226,358
Guarantees received (margin accounts)	994,714	-	-	-	994,714	-	-	-	-	994,714
Total financial liabilities	11,793,782	6,641,245	6,747,894	5,610,834	30,793,755	4,439,983	3,425,090	6,200,485	14,065,558	44,859,313

(*)	Loans and accounts receivables at amortized cost are presented on a gross basis, the amount of allowance is Ch$ 896,095 million.

(**)	Loans and accounts receivables at FVOCI are presented on a gross basis, the amount of allowance is Ch$101 million.